Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 23,325	$ 25,589
Federal funds sold and other interest-bearing deposits	39,553	406
Cash and cash equivalents	62,878	25,995
Certificates of deposit in other banks	3,460	1,000
Investment in available-for-sale securities, at fair value	226,542	214,512
Other investments and securities, at cost	11,037	9,796
Total investment securities	237,579	224,308
Loans	1,068,432	974,029
Allowances for loan losses	(10,852)	(9,886)
Net loans	1,057,580	964,143
Premises and equipment - net	34,811	35,522
Mortgage servicing rights	2,713	2,584
Other real estate owned and repossessed assets - net	13,182	14,162
Accrued interest receivable	5,627	5,183
Cash surrender value - life insurance	2,484	2,409
Other assets	8,902	11,742
Total assets	1,429,216	1,287,048
Deposits
Non-interest bearing demand	245,380	235,975
Savings, interest checking and money market	584,468	468,731
Time deposits $250,000 and over	63,176	72,250
Other time deposits	232,788	233,710
Total deposits	1,125,812	1,010,666
Federal funds purchased and securities sold under agreements to repurchase	27,560	31,015
Federal Home Loan Bank advances and other borrowings	121,382	93,392
Subordinated notes	49,486	49,486
Accrued interest payable	554	498
Other liabilities	13,051	10,974
Total liabilities	1,337,845	1,196,031
Stockholders' equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 6,046,907 and 5,822,357 shares, respectively	6,047	5,822
Surplus	45,442	41,498
Retained earnings	50,595	51,671
Accumulated other comprehensive loss, net of tax	(5,662)	(3,801)
Treasury stock; 248,898 and 205,750 shares, at cost, respectively	(5,051)	(4,173)
Total stockholders' equity	91,371	91,017
Total liabilities and stockholders' equity	$ 1,429,216	$ 1,287,048